Document Information	12 Months Ended
Dec. 31, 2023
Document Information:
Document Type	2.01 SD
Amendment	true
Amendment Description	The purpose of this amendment to Form SD is to revise the disclosures for amount of royalties paid to the U.S. Federal Government. No other changes have been made to the disclosure contained in the original Form SD.
CIK	0001486159
Registrant Name	Chord Energy Corporation
Period End Date	Dec. 31, 2023
Reporting Currency	USD